UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Return Stacked Bonds & Futures Yield ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Return Stacked Bonds & Futures Yield ETF

Ticker: RSBY (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked Bonds & Futures Yield ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked Bonds & Futures Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Futures Yield ETF	$58	1.10%*
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$61,139
Number of Holdings	35
Total Advisory Fee	$335,261
Portfolio Turnover	161%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio Aggregate Bond ETF	74.7%
First American Government Obligations Fund - Class X, 3.58%	14.5%
Arabica Coffee Futures Contracts	0.3%
AUD/USD Cross Currency Rate Futures Contracts	0.2%
Gas Oil Futures Contracts	0.2%
Sugar No. 11 Futures Contracts	0.2%
Nasdaq 100 Futures Contracts	0.1%
NY Harbor Ultra-Low Sulfur Diesel Futures Contracts	0.1%
Natural Gas Futures Contracts	0.1%
Crude Oil Futures Contracts	0.0%*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked Bonds & Managed Futures ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Return Stacked Bonds & Managed Futures ETF

Ticker: RSBT (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked Bonds & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$52	1.04%*
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$136,494
Number of Holdings	35
Total Advisory Fee	$578,785
Portfolio Turnover	92%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio Aggregate Bond ETF	74.8%
First American Government Obligations Fund - Class X, 3.58%	13.7%
FTSE 100 Index Futures Contracts	0.3%
U.S. Treasury 5 Year Notes Futures Contracts	0.2%
U.S. Treasury 10 Year Notes Futures Contracts	0.2%
U.S. Treasury 2 Year Notes Futures Contracts	0.1%
S&P 500 Index Futures Contracts	0.1%
Crude Oil Futures Contracts	0.1%
Gas Oil Futures Contracts	0.1%
Long Term German Government Bond	0.0%*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked Bonds & Merger Arbitrage ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Return Stacked Bonds & Merger Arbitrage ETF

Ticker: RSBA (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked Bonds & Merger Arbitrage ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked Bonds & Merger Arbitrage ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Merger Arbitrage ETF	$51	1.03%*
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$52,660
Number of Holdings	12
Total Advisory Fee	$251,641
Portfolio Turnover	192%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	28.0%
Webster Financial Corp.	12.6%
Caesars Entertainment, Inc.	12.3%
DigitalBridge Group, Inc. - Class A	10.0%
Apogee Therapeutics, Inc.	9.6%
Talkspace, Inc.	4.9%
Clear Channel Outdoor Holdings, Inc. - Class A	4.7%
Penumbra, Inc.	4.6%
Brighthouse Financial, Inc.	4.6%
Penumbra, Inc. Swap; Maturity Date: 2/16/2029	0.0%*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked Global Stocks & Bonds ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Return Stacked Global Stocks & Bonds ETF

Ticker: RSSB (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked Global Stocks & Bonds ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$18	0.36%*
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$509,178
Number of Holdings	8
Total Advisory Fee	$1,179,670
Portfolio Turnover	3%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	52.4%
Vanguard Total International Stock ETF	35.7%
First American Government Obligations Fund - Class X, 3.58%	9.9%
S&P 500 Index Futures Contracts	0.1%
U.S. Treasury 2 Year Notes Futures Contracts	-0.1%
U.S. Treasury 5 Year Notes Futures Contracts	-0.2%
U.S. Treasury 10 Year Notes Futures Contracts	-0.2%
U.S. Treasury Long Bonds Futures Contracts	-0.6%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/.

Material Fund Changes

Effective April 27, 2026, the fee waiver agreement was terminated by the Board and the Fund's Investment Advisory Fee was reduced to 0.35%.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked International Stocks & Managed Futures ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Return Stacked International Stocks & Managed Futures ETF

Ticker: RSIT (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked International Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.returnstackedetfs.com/rsit-international-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked International Stocks & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked International Stocks & Managed Futures ETF	$28	1.18%*

The Fund commenced operations May 5, 2026. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$64,616
Number of Holdings	34
Total Advisory Fee	$94,155
Portfolio Turnover	8%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio Developed World ex-US ETF	74.6%
First American Government Obligations Fund - Class X, 3.58%	12.9%
U.S. Treasury 2 Year Notes Futures Contracts	0.3%
FTSE 100 Index Futures Contracts	0.3%
U.S. Treasury 5 Year Notes Futures Contracts	0.3%
MSCI EAFE Index Futures Contracts	0.3%
U.S. Treasury 10 Year Notes Futures Contracts	0.2%
Crude Oil Futures Contracts	0.1%
U.S. Treasury Long Bonds Futures Contracts	0.1%
Gas Oil Futures Contracts	0.1%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com/rsit-international-stocks-managed-futures/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked U.S. Stocks & Futures Yield ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Return Stacked U.S. Stocks & Futures Yield ETF

Ticker: RSSY (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked U.S. Stocks & Futures Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$63	1.13%*
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$92,256
Number of Holdings	34
Total Advisory Fee	$448,973
Portfolio Turnover	60%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
iShares Core S&P 500 ETF	75.9%
First American Government Obligations Fund - Class X, 3.58%	15.7%
Arabica Coffee Futures Contracts	0.2%
Gas Oil Futures Contracts	0.2%
AUD/USD Cross Currency Rate Futures Contracts	0.2%
Sugar No. 11 Futures Contracts	0.2%
Nasdaq 100 Futures Contracts	0.1%
NY Harbor Ultra-Low Sulfur Diesel Futures Contracts	0.1%
Natural Gas Futures Contracts	0.1%
Crude Oil Futures Contracts	0.0%*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked U.S. Stocks & Gold/Bitcoin ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Return Stacked U.S. Stocks & Gold/Bitcoin ETF

Ticker: RSSX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked U.S. Stocks & Gold/Bitcoin ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Gold/bitcoin ETF	$32	0.70%*
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$60,636
Number of Holdings	5
Total Advisory Fee	$201,020
Portfolio Turnover	137%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio S&P 500 ETF	72.4%
First American Government Obligations Fund - Class X, 3.58%	7.8%
iShares Bitcoin Trust ETF	7.6%
S&P 500 Index Futures Contracts	0.3%
Micro Gold Futures Contracts	-0.5%*
Bitcoin Futures Contracts	-0.8%*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked U.S. Stocks & Managed Futures ETF Tailored Shareholder Report

Semi-annual shareholder report July 31, 2026

Return Stacked U.S. Stocks & Managed Futures ETF

Ticker: RSST (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to Return Stacked U.S. Stocks & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$55	1.06%*
*	Costs paid as a percentage of investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$480,306
Number of Holdings	35
Total Advisory Fee	$1,956,141
Portfolio Turnover	22%

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR Portfolio S&P 500 ETF	74.6%
First American Government Obligations Fund - Class X, 3.58%	11.4%
FTSE 100 Index Futures Contracts	0.3%
S&P 500 Index Futures Contracts	0.3%
U.S. Treasury 5 Year Notes Futures Contracts	0.2%
U.S. Treasury 2 Year Notes Futures Contracts	0.2%
U.S. Treasury 10 Year Notes Futures Contracts	0.2%
Crude Oil Futures Contracts	0.1%
U.S. Treasury Long Bonds Futures Contracts	0.1%
Gas Oil Futures Contracts	0.1%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements July 31, 2026 (Unaudited)

Tidal Trust II

•	Return Stacked Bonds & Futures Yield ETF	| RSBY | Cboe BZX Exchange, Inc.
•	Return Stacked Bonds & Managed Futures ETF	| RSBT | Cboe BZX Exchange, Inc.
•	Return Stacked Bonds & Merger Arbitrage ETF	| RSBA | Cboe BZX Exchange, Inc.
•	Return Stacked Global Stocks & Bonds ETF	| RSSB | Cboe BZX Exchange, Inc.
•	Return Stacked International Stocks & Managed Futures ETF	| RSIT | Cboe BZX Exchange, Inc.
•	Return Stacked U.S. Stocks & Futures Yield ETF	| RSSY | Cboe BZX Exchange, Inc.
•	Return Stacked U.S. Stocks & Gold/Bitcoin ETF	| RSSX | Cboe BZX Exchange, Inc.
•	Return Stacked U.S. Stocks & Managed Futures ETF	| RSST | Cboe BZX Exchange, Inc.

Return Stacked ETFs

Return Stacked Bonds & Futures Yield ETF

Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 74.7%	Shares	Value
State Street SPDR Portfolio Aggregate Bond ETF(a)	1,818,988	$45,674,788

TOTAL EXCHANGE TRADED FUNDS (Cost $46,557,632)		45,674,788

SHORT-TERM INVESTMENTS - 14.5%
Money Market Funds - 14.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	8,886,003	8,886,003

TOTAL SHORT-TERM INVESTMENTS (Cost $8,886,003)		8,886,003

TOTAL INVESTMENTS - 89.2% (Cost $55,443,635)		$54,560,791
Other Assets in Excess of Liabilities - 10.8%		6,577,951
TOTAL NET ASSETS - 100.0%		$61,138,742

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Return Stacked Bonds & Futures Yield ETF

Consolidated Schedule of Futures Contracts

July 31, 2026 (Unaudited)

The Return Stacked Bonds & Futures Yield ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of July 31, 2026:

FUTURES CONTRACTS - (1.5)%

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Arabica Coffee(a)	9	12/18/2026	$1,061,944	$161,555
Australian Dollar/U.S. Dollar Cross Currency Rate	255	09/14/2026	17,931,600	145,816
Brent Crude Oil(a)	13	08/28/2026	1,143,090	24,780
Euro Stoxx 50	19	09/18/2026	1,393,165	(2,260)
Long Gilt	170	09/28/2026	19,786,968	(305,445)
Long Term German Government Bond	25	09/08/2026	3,577,058	(46)
Low Sulphur Gas Oil(a)	21	09/10/2026	2,584,050	135,144
Nikkei 225	4	09/10/2026	1,266,600	23,225
NY Harbor Ultra-Low Sulfur Diesel(a)	18	08/31/2026	3,096,198	56,099
RBOB Gasoline(a)	25	08/31/2026	3,269,910	(82,250)
S&P/TSX 60 Index	4	09/17/2026	1,188,723	(11,491)
Sugar No. 11(a)	298	02/26/2027	5,183,293	125,261
U.S. Treasury 10 Year Note	168	09/21/2026	18,144,000	(141,146)
U.S. Treasury 2 Year Note	18	09/30/2026	3,700,969	(9,353)
U.S. Treasury 5 Year Note	259	09/30/2026	27,447,930	(132,461)
U.S. Treasury Long Bond	75	09/21/2026	8,123,437	(159,303)
Wheat(a)	59	12/14/2026	1,939,625	9,447
WTI Crude Oil(a)	15	08/20/2026	1,270,050	3,980
				(158,448)

The accompanying notes are an integral part of these financial statements.

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	(11)	09/14/2026	$(926,888)	$(8,308)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(392)	09/15/2026	(28,014,280)	(44,347)
Cocoa(a)	(9)	09/15/2026	(485,730)	(72,357)
Copper(a)	(20)	09/28/2026	(3,232,750)	(88,589)
Corn No. 2 Yellow(a)	(109)	03/12/2027	(2,614,637)	(127,338)
DAX Index	(7)	09/18/2026	(5,176,609)	(124,221)
E-Mini Nasdaq 100	(5)	09/18/2026	(2,840,425)	67,580
E-Mini S&P 500 Index	(18)	09/18/2026	(6,767,325)	(2,127)
Euro/U.S. Dollar Cross Currency Rate	(3)	09/14/2026	(433,125)	(5,244)
FTSE 100 Index	(37)	09/18/2026	(5,409,983)	(133,101)
Gold(a)	(8)	12/29/2026	(3,285,600)	22,530
Japanese Yen/U.S. Dollar Cross Currency Rate	(77)	09/14/2026	(6,077,706)	(160,181)
Natural Gas(a)	(90)	08/27/2026	(2,472,300)	49,930
Silver(a)	(2)	09/28/2026	(577,860)	8,852
Soybeans(a)	(62)	01/14/2027	(3,723,875)	(124,588)
				(741,509)

Net Unrealized Appreciation (Depreciation)				$(899,957)

(a)	All or a portion of the investment is a holding of the Return Stacked RSBY Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Return Stacked Bonds & Managed Futures ETF

Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 74.7%	Shares	Value
State Street SPDR Portfolio Aggregate Bond ETF(a)	4,063,574	$102,036,343

TOTAL EXCHANGE TRADED FUNDS (Cost $103,725,262)		102,036,343

SHORT-TERM INVESTMENTS - 13.7%
Money Market Funds - 13.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	18,669,436	18,669,436

TOTAL SHORT-TERM INVESTMENTS (Cost $18,669,436)		18,669,436

TOTAL INVESTMENTS - 88.4% (Cost $122,394,698)		$120,705,779
Other Assets in Excess of Liabilities - 11.6%		15,788,460
TOTAL NET ASSETS - 100.0%		$136,494,239

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Return Stacked Bonds & Managed Futures ETF

Consolidated Schedule of Futures Contracts

July 31, 2026 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of July 31, 2026:

FUTURES CONTRACTS - (0.6)%

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Arabica Coffee(a)	4	12/18/2026	$471,975	$8,194
Australian Dollar/U.S. Dollar Cross Currency Rate	95	09/14/2026	6,680,400	29,916
Brent Crude Oil(a)	24	08/28/2026	2,110,320	49,552
Copper(a)	19	09/28/2026	3,071,113	32,493
Corn No. 2 Yellow(a)	20	03/12/2027	479,750	(14,804)
DAX Index	6	09/18/2026	4,437,094	9,348
E-Mini Nasdaq 100	9	09/18/2026	5,112,765	(250,501)
E-Mini S&P 500 Index	52	09/18/2026	19,550,050	128,659
Euro Stoxx 50	63	09/18/2026	4,619,444	48,037
FTSE 100 Index	119	09/18/2026	17,399,674	419,088
Gold(a)	1	12/29/2026	410,700	380
Low Sulphur Gas Oil(a)	13	09/10/2026	1,599,650	84,425
Nikkei 225	12	09/10/2026	3,799,800	(270,570)
NY Harbor Ultra-Low Sulfur Diesel(a)	11	08/31/2026	1,892,121	42,687
RBOB Gasoline(a)	28	08/31/2026	3,662,299	(101,599)
S&P/TSX 60 Index	35	09/17/2026	10,401,326	46,192
Silver(a)	1	09/28/2026	288,930	(5,770)
Soybeans(a)	78	01/14/2027	4,684,875	(51,975)
U.S. Treasury Long Bond	7	09/21/2026	758,188	(28,594)
Wheat(a)	53	12/14/2026	1,742,375	13,750
WTI Crude Oil(a)	23	08/20/2026	1,947,410	127,596
				316,504

The accompanying notes are an integral part of these financial statements.

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	(31)	09/14/2026	$(2,612,138)	$(31,987)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(267)	09/15/2026	(19,081,155)	(126,556)
Cocoa(a)	(3)	09/15/2026	(161,910)	1,010
Euro/U.S. Dollar Cross Currency Rate	(357)	09/14/2026	(51,541,875)	(552,429)
Japanese Yen/U.S. Dollar Cross Currency Rate	(759)	09/14/2026	(59,908,819)	(1,252,606)
Long Gilt	(30)	09/28/2026	(3,491,818)	3,655
Long Term German Government Bond	(183)	09/08/2026	(26,184,065)	55,118
Natural Gas(a)	(74)	08/27/2026	(2,032,780)	35,193
Sugar No. 11(a)	(144)	02/26/2027	(2,504,678)	2,533
U.S. Treasury 10 Year Note	(219)	09/21/2026	(23,652,000)	143,547
U.S. Treasury 2 Year Note	(620)	09/30/2026	(127,477,813)	303,765
U.S. Treasury 5 Year Note	(487)	09/30/2026	(51,610,586)	312,152
				(1,106,605)

Net Unrealized Appreciation (Depreciation)				$(790,101)

(a) All or a portion of the investment is a holding of the Return Stacked RSBT Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Return Stacked Bonds & Merger Arbitrage ETF

Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 63.3%	Shares	Value
Banking - 12.6%
Webster Financial Corp.	86,286	$6,663,005

Consumer Discretionary Services - 12.3%
Caesars Entertainment, Inc.(a)	217,417	6,468,156

Financial Services - 10.0%
DigitalBridge Group, Inc. - Class A	331,806	5,265,761

Health Care - 14.2%
Apogee Therapeutics, Inc.(a)	37,719	5,057,741
Penumbra, Inc.(a)(b)	7,617	2,446,504
		7,504,245
Insurance - 4.6%
Brighthouse Financial, Inc.(a)(b)	38,746	2,398,765

Media - 4.7%
Clear Channel Outdoor Holdings, Inc. - Class A(a)	1,021,977	2,473,184

Software & Tech Services - 4.9%
Talkspace, Inc.(a)(b)	490,166	2,558,667

TOTAL COMMON STOCKS (Cost $32,692,605)		33,331,783

SHORT-TERM INVESTMENTS - 28.0%
Money Market Funds - 28.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(c)	14,742,767	14,742,767

TOTAL SHORT-TERM INVESTMENTS (Cost $14,742,767)		14,742,767

TOTAL INVESTMENTS - 91.3% (Cost $47,435,372)		$48,074,550
Other Assets in Excess of Liabilities - 8.7%		4,585,604
TOTAL NET ASSETS - 100.0%		$52,660,154

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral of July 31, 2026 was $2,036,026.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Return Stacked Bonds & Merger Arbitrage ETF

Schedule of Securities Sold Short

July 31, 2026 (Unaudited)

COMMON STOCKS - (6.7)%	Shares	Value
Banking - (4.8)%
Banco Santander SA	(177,647)	$(2,504,823)

Health Care - (1.9)%
Boston Scientific Corp.	(21,500)	(1,004,695)

TOTAL COMMON STOCKS (Proceeds $3,906,338)		(3,509,518)

TOTAL SECURITIES SOLD SHORT - (6.7)% (Proceeds $3,906,338)		$(3,509,518)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Return Stacked Bonds & Merger Arbitrage ETF

 Schedule of Futures Contracts

July 31, 2026 (Unaudited)

The Return Stacked Bonds & Merger Arbitrage ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of July 31, 2026:

FUTURES CONTRACTS - (1.0)%

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
U.S. Treasury 10 Year Note	121	09/21/2026	$13,068,000	$(117,016)
U.S. Treasury 2 Year Note	64	09/30/2026	13,159,000	(30,445)
U.S. Treasury 5 Year Note	123	09/30/2026	13,035,117	(82,371)
U.S. Treasury Long Bond	119	09/21/2026	12,889,188	(284,021)
				(513,853)

Net Unrealized Appreciation (Depreciation)				$(513,853)

The accompanying notes are an integral part of these financial statements.

Return Stacked Bonds & Merger Arbitrage ETF

Schedule of Total Return Swap Contracts

July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 0.0%

							Value /
							Unrealized
		Pay/ Receive		Payment			Appreciation
Reference Entity	Counterparty	Reference Entity	Financing Rate	Frequency	Maturity Date	Notional Value	(Depreciation)
Brighthouse Financial, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Termination(a)	07/31/2033	$2,351,775	$(58,982)
Clear Channel Outdoor Holdings, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Termination(a)	07/31/2033	1,338,304	5,264
Penumbra, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(a)	07/31/2033	4,264,118	17,206
Talkspace, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.50%	Termination(a)	07/31/2033	265,421	455
							(36,057)

Net Unrealized Appreciation (Depreciation)							$(36,057)

OBFR – Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.

The accompanying notes are an integral part of these financial statements.

Return Stacked Global Stocks & Bonds ETF

Schedule of Investments

July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 88.2%	Shares	Value
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF(a)	2,942,567	$266,979,103
Vanguard Total International Stock ETF(a)	2,151,034	181,955,966
		448,935,069

TOTAL EXCHANGE TRADED FUNDS (Cost $386,100,843)		448,935,069

SHORT-TERM INVESTMENTS - 9.9%
Money Market Funds - 9.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	50,370,575	50,370,575

TOTAL SHORT-TERM INVESTMENTS (Cost $50,370,575)		50,370,575

TOTAL INVESTMENTS - 98.1% (Cost $436,471,418)		$499,305,644
Other Assets in Excess of Liabilities - 1.9%		9,872,464
TOTAL NET ASSETS - 100.0%		$509,178,108

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Return Stacked Global Stocks & Bonds ETF

Schedule of Futures Contracts

July 31, 2026 (Unaudited)

The Return Stacked Global Stocks & Bonds ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of July 31, 2026:

FUTURES CONTRACTS - (0.9)%

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
E-Mini S&P 500 Index	132	09/18/2026	$49,627,050	$447,605
U.S. Treasury 10 Year Note	1,159	09/21/2026	125,172,000	(1,204,727)
U.S. Treasury 2 Year Note	612	09/30/2026	125,832,938	(317,590)
U.S. Treasury 5 Year Note	1,177	09/30/2026	124,734,415	(823,639)
U.S. Treasury Long Bond	1,147	09/21/2026	124,234,437	(2,877,738)
				(4,776,089)

Net Unrealized Appreciation (Depreciation)				$(4,776,089)

The accompanying notes are an integral part of these financial statements.

Return Stacked International Stocks & Managed Futures ETF

Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 74.6%	Shares	Value
State Street SPDR Portfolio Developed World ex-US ETF(a)	962,704	$48,192,962

TOTAL EXCHANGE TRADED FUNDS (Cost $48,461,364)		48,192,962

SHORT-TERM INVESTMENTS - 12.9%
Money Market Funds - 12.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	8,344,971	8,344,971

TOTAL SHORT-TERM INVESTMENTS (Cost $8,344,971)		8,344,971

TOTAL INVESTMENTS - 87.5% (Cost $56,806,335)		$56,537,933
Other Assets in Excess of Liabilities - 12.5%		8,078,547
TOTAL NET ASSETS - 100.0%		$64,616,480

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Return Stacked International Stocks & Managed Futures ETF

Consolidated Schedule of Futures Contracts

July 31, 2026 (Unaudited)

The Return Stacked International Stocks & Managed Futures ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of July 31, 2026:

FUTURES CONTRACTS - (0.1)%

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Arabica Coffee(a)	2	12/18/2026	$235,987	$8,475
Australian Dollar/U.S. Dollar Cross Currency Rate	45	09/14/2026	3,164,400	23,440
Brent Crude Oil(a)	11	08/28/2026	967,230	26,678
Copper(a)	9	09/28/2026	1,454,738	26,867
Corn No. 2 Yellow(a)	9	03/12/2027	215,888	(6,994)
DAX Index	3	09/18/2026	2,218,547	8,428
E-Mini Nasdaq 100	4	09/18/2026	2,272,340	(141,020)
E-Mini S&P 500 Index	24	09/18/2026	9,023,100	21,460
Euro Stoxx 50	30	09/18/2026	2,199,735	20,538
FTSE 100 Index	56	09/18/2026	8,188,082	189,378
Low Sulphur Gas Oil(a)	6	09/10/2026	738,300	35,150
MSCI EAFE Index	100	09/18/2026	15,911,500	185,579
Nikkei 225	5	09/10/2026	1,583,250	(146,670)
NY Harbor Ultra-Low Sulfur Diesel(a)	5	08/31/2026	860,055	18,043
RBOB Gasoline(a)	13	08/31/2026	1,700,353	(48,373)
S&P/TSX 60 Index	17	09/17/2026	5,052,073	25,305
Soybeans(a)	37	01/14/2027	2,222,312	(18,494)
Wheat(a)	25	12/14/2026	821,875	3,587
WTI Crude Oil(a)	11	08/20/2026	931,370	65,312
				296,689

The accompanying notes are an integral part of these financial statements.

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	(14)	09/14/2026	$(1,179,675)	$(14,184)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(127)	09/15/2026	(9,076,055)	(70,851)
Cocoa(a)	(1)	09/15/2026	(53,970)	(1,200)
Euro/U.S. Dollar Cross Currency Rate	(170)	09/14/2026	(24,543,750)	(237,594)
Japanese Yen/U.S. Dollar Cross Currency Rate	(361)	09/14/2026	(28,494,181)	(620,845)
Long Gilt	(14)	09/28/2026	(1,629,515)	2,167
Long Term German Government Bond	(87)	09/08/2026	(12,448,162)	23,985
Natural Gas(a)	(35)	08/27/2026	(961,450)	18,185
Sugar No. 11(a)	(68)	02/26/2027	(1,182,765)	1,826
U.S. Treasury 10 Year Note	(141)	09/21/2026	(15,228,000)	130,234
U.S. Treasury 2 Year Note	(314)	09/30/2026	(64,561,344)	191,488
U.S. Treasury 5 Year Note	(269)	09/30/2026	(28,507,695)	187,191
U.S. Treasury Long Bond	(33)	09/21/2026	(3,574,313)	48,281
				(341,317)

Net Unrealized Appreciation (Depreciation)				$(44,628)

(a)	All or a portion of the investment is a holding of the Return Stacked International Stocks & Managed Futures ETF (Cayman Subsidiary).

The accompanying notes are an integral part of these financial statements.

Return Stacked U.S. Stocks & Futures Yield ETF

Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 75.9%	Shares	Value
iShares Core S&P 500 ETF(a)	93,265	$69,978,595

TOTAL EXCHANGE TRADED FUNDS (Cost $49,794,219)		69,978,595

SHORT-TERM INVESTMENTS - 15.7%
Money Market Funds - 15.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	14,508,243	14,508,243

TOTAL SHORT-TERM INVESTMENTS (Cost $14,508,243)		14,508,243

TOTAL INVESTMENTS - 91.6% (Cost $64,302,462)		$84,486,838
Other Assets in Excess of Liabilities - 8.4%		7,769,634
TOTAL NET ASSETS - 100.0%		$92,256,472

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Return Stacked U.S. Stocks & Futures Yield ETF

Consolidated Schedule of Futures Contracts

July 31, 2026 (Unaudited)

The Return Stacked U.S. Stocks & Futures Yield ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of July 31, 2026:

FUTURES CONTRACTS - (1.2)%

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Arabica Coffee(a)	13	12/18/2026	$1,533,919	$228,064
Australian Dollar/U.S. Dollar Cross Currency Rate	382	09/14/2026	26,862,240	204,009
Brent Crude Oil(a)	19	08/28/2026	1,670,670	37,163
E-Mini S&P 500 Index	34	09/18/2026	12,782,725	(5,125)
Euro Stoxx 50	28	09/18/2026	2,053,086	(4,510)
Long Gilt	254	09/28/2026	29,564,058	(482,964)
Long Term German Government Bond	38	09/08/2026	5,437,128	(92)
Low Sulphur Gas Oil(a)	32	09/10/2026	3,937,600	207,953
Nikkei 225	6	09/10/2026	1,899,900	32,190
NY Harbor Ultra-Low Sulfur Diesel(a)	27	08/31/2026	4,644,297	81,207
RBOB Gasoline(a)	37	08/31/2026	4,839,467	(124,573)
S&P/TSX 60 Index	6	09/17/2026	1,783,084	(16,837)
Sugar No. 11(a)	446	02/26/2027	7,757,546	159,047
U.S. Treasury 10 Year Note	199	09/21/2026	21,492,000	(131,906)
U.S. Treasury 5 Year Note	334	09/30/2026	35,396,172	(149,805)
U.S. Treasury Long Bond	60	09/21/2026	6,498,750	(58,563)
Wheat(a)	89	12/14/2026	2,925,875	25,400
WTI Crude Oil(a)	22	08/20/2026	1,862,740	16,457
				17,115

The accompanying notes are an integral part of these financial statements.

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	(17)	09/14/2026	$(1,432,462)	$(12,817)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(586)	09/15/2026	(41,878,490)	(76,000)
Cocoa(a)	(13)	09/15/2026	(701,610)	(103,281)
Copper(a)	(31)	09/28/2026	(5,010,763)	(143,354)
Corn No. 2 Yellow(a)	(163)	03/12/2027	(3,909,963)	(186,805)
DAX Index	(10)	09/18/2026	(7,395,156)	(191,653)
E-Mini Nasdaq 100	(8)	09/18/2026	(4,544,680)	128,884
Euro/U.S. Dollar Cross Currency Rate	(4)	09/14/2026	(577,500)	(6,994)
FTSE 100 Index	(55)	09/18/2026	(8,041,866)	(205,873)
Gold(a)	(12)	12/29/2026	(4,928,400)	34,480
Japanese Yen/U.S. Dollar Cross Currency Rate	(116)	09/14/2026	(9,156,025)	(236,988)
Natural Gas(a)	(135)	08/27/2026	(3,708,450)	74,820
Silver(a)	(4)	09/28/2026	(1,155,720)	18,757
Soybeans(a)	(93)	01/14/2027	(5,585,813)	(191,712)
				(1,098,536)

Net Unrealized Appreciation (Depreciation)				$(1,081,421)

(a)	All or a portion of the investment is a holding of the Return Stacked RSSY Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Return Stacked U.S. Stocks & Gold/Bitcoin ETF

Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 80.0%	Shares	Value
iShares Bitcoin Trust ETF(a)(b)	131,226	$4,676,894
State Street SPDR Portfolio S&P 500 ETF(c)	499,201	43,879,768
		48,556,662

TOTAL EXCHANGE TRADED FUNDS (Cost $43,029,807)		48,556,662

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(d)	4,710,429	4,710,429

TOTAL SHORT-TERM INVESTMENTS (Cost $4,710,429)		4,710,429

TOTAL INVESTMENTS - 87.8% (Cost $47,740,236)		$53,267,091
Other Assets in Excess of Liabilities - 12.2%		7,368,586
TOTAL NET ASSETS - 100.0%		$60,635,677

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of the investment is a holding of the Return Stacked RSSX Cayman Subsidiary.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Return Stacked U.S. Stocks & Gold/Bitcoin ETF

 Consolidated Schedule of Futures Contracts

 July 31, 2026 (Unaudited)

The Return Stacked U.S. Stocks & Gold/Bitcoin ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of July 31, 2026:

FUTURES CONTRACTS - (1.0)%

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
CME Bitcoin(a)	50	08/28/2026	$15,782,500	$(490,535)
Micro E-Mini S&P 500 Index	498	09/18/2026	18,722,933	165,934
Micro Gold(a)	961	12/29/2026	39,468,270	(278,665)
				(603,266)

Net Unrealized Appreciation (Depreciation)				$(603,266)

(a)	All or a portion of the investment is a holding of the Return Stacked RSSX Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Return Stacked U.S. Stocks & Managed Futures ETF

Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 74.7%	Shares	Value
State Street SPDR Portfolio S&P 500 ETF(a)	4,077,651	$358,425,523

TOTAL EXCHANGE TRADED FUNDS (Cost $331,639,811)		358,425,523

SHORT-TERM INVESTMENTS - 11.4%
Money Market Funds - 11.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	54,893,767	54,893,767

TOTAL SHORT-TERM INVESTMENTS (Cost $54,893,767)		54,893,767

TOTAL INVESTMENTS - 86.1% (Cost $386,533,578)		$413,319,290
Other Assets in Excess of Liabilities - 13.9%		66,986,895
TOTAL NET ASSETS - 100.0%		$480,306,185

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Return Stacked U.S. Stocks & Managed Futures ETF

Consolidated Schedule of Futures Contracts

July 31, 2026 (Unaudited)

The Return Stacked U.S. Stocks & Managed Futures ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of July 31, 2026:

FUTURES CONTRACTS - (0.1)%

				Value / Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Arabica Coffee(a)	16	12/18/2026	$1,887,900	$35,244
Australian Dollar/U.S. Dollar Cross Currency Rate	333	09/14/2026	23,416,560	100,343
Brent Crude Oil(a)	85	08/28/2026	7,474,050	179,365
Copper(a)	69	09/28/2026	11,152,987	126,515
Corn No. 2 Yellow(a)	73	03/12/2027	1,751,088	(54,658)
DAX Index	22	09/18/2026	16,269,344	153,828
E-Mini Nasdaq 100	34	09/18/2026	19,314,890	(820,643)
E-Mini S&P 500 Index	498	09/18/2026	187,229,325	1,339,442
Euro Stoxx 50	221	09/18/2026	16,204,717	176,594
FTSE 100 Index	416	09/18/2026	60,825,752	1,471,738
Gold(a)	5	12/29/2026	2,053,500	(4,940)
Low Sulphur Gas Oil(a)	46	09/10/2026	5,660,300	303,064
Nikkei 225	42	09/10/2026	13,299,300	(856,195)
NY Harbor Ultra-Low Sulfur Diesel(a)	39	08/31/2026	6,708,429	138,332
RBOB Gasoline(a)	98	08/31/2026	12,818,047	(365,367)
S&P/TSX 60 Index	124	09/17/2026	36,850,412	142,421
Silver(a)	6	09/28/2026	1,733,580	(9,845)
Soybeans(a)	275	01/14/2027	16,517,188	(155,165)
Wheat(a)	186	12/14/2026	6,114,750	42,808
WTI Crude Oil(a)	82	08/20/2026	6,942,940	449,239
				2,392,120

The accompanying notes are an integral part of these financial statements.

				Value / Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	(108)	09/14/2026	$(9,100,350)	$(111,844)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(932)	09/15/2026	(66,605,380)	(416,822)
Cocoa(a)	(13)	09/15/2026	(701,610)	(5,670)
Euro/U.S. Dollar Cross Currency Rate	(1,247)	09/14/2026	(180,035,625)	(1,915,127)
Japanese Yen/U.S. Dollar Cross Currency Rate	(2,651)	09/14/2026	(209,246,744)	(4,318,182)
Long Gilt	(105)	09/28/2026	(12,221,363)	11,262
Long Term German Government Bond	(641)	09/08/2026	(91,715,768)	189,705
Natural Gas(a)	(260)	08/27/2026	(7,142,200)	129,385
Sugar No. 11(a)	(502)	02/26/2027	(8,731,587)	8,504
U.S. Treasury 10 Year Note	(1,038)	09/21/2026	(112,104,000)	857,641
U.S. Treasury 2 Year Note	(2,306)	09/30/2026	(474,135,221)	1,139,245
U.S. Treasury 5 Year Note	(1,977)	09/30/2026	(209,515,665)	1,197,661
U.S. Treasury Long Bond	(244)	09/21/2026	(26,428,250)	377,156
				(2,857,086)

Net Unrealized Appreciation (Depreciation)				$(464,966)

(a)	All or a portion of the investment is a holding of the Return Stacked RSST Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026 (Unaudited)

	Return Stacked Bonds & Futures Yield ETF (Consolidated)	Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Bonds & Merger Arbitrage ETF	Return Stacked Global Stocks & Bonds ETF
ASSETS:
Investments, at value (cost $55,443,635, $122,394,698, $47,435,372 and $436,471,418) (Note 2)	$54,560,791	$120,705,779	$48,074,550	$499,305,644
Deposit at broker for futures contracts	6,603,867	14,751,828	1,306,569	14,660,181
Cash	–	–	2,888,908	–
Receivable for fund shares sold	892,550	1,869,600	–	–
Unrealized appreciation on futures contracts	834,199	1,897,290	–	447,605
Interest receivable	29,866	64,899	22,621	138,675
Deposit at broker for securities sold short	–	–	4,469,236	–
Unrealized appreciation on swap contracts	–	–	22,925	–
Other assets	179	374	–	–
Total assets	62,921,452	139,289,770	56,784,809	514,552,105

LIABILITIES:
Securities sold short, at value (proceeds $–, $–, $3,906,338 and $–)	–	–	3,509,518	–
Unrealized depreciation on futures contracts	1,734,156	2,687,391	513,853	5,223,694
Payable to adviser (Note 4)	48,554	108,140	40,837	150,303
Payable for swap contracts	–	–	1,465	–
Unrealized depreciation on swap contracts	–	–	58,982	–
Total liabilities	1,782,710	2,795,531	4,124,655	5,373,997
NET ASSETS	$61,138,742	$136,494,239	$52,660,154	$509,178,108

NET ASSETS CONSISTS OF:
Paid-in capital	$55,449,666	$133,428,872	$53,144,187	$458,499,396
Total distributable earnings/(accumulated losses)	5,689,076	3,065,367	(484,033)	50,678,712
Total Net Assets	$61,138,742	$136,494,239	$52,660,154	$509,178,108

Net assets	$61,138,742	$136,494,239	$52,660,154	$509,178,108
Shares issued and outstanding(a)	3,425,000	7,300,000	2,550,000	16,900,000
Net asset value per share	$17.85	$18.70	$20.65	$30.13

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026 (Unaudited)

	Return Stacked International Stocks & Managed Futures ETF (Consolidated)	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)	Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
ASSETS:
Investments, at value (cost $56,806,335, $64,302,462, $47,740,236 and $386,533,578) (Note 2)	$56,537,933	$84,486,838	$53,267,091	$413,319,290
Deposit at broker for futures contracts	7,051,742	8,278,748	7,987,358	58,524,722
Receivable for fund shares sold	1,526,325	–	–	–
Receivable for investments sold	721,856	–	–	9,107,941
Unrealized appreciation on futures contracts	1,261,597	1,248,431	165,934	8,569,492
Cash	–	600,000	–	–
Interest receivable	28,059	47,533	18,059	200,650
Total assets	67,127,512	94,661,550	61,438,442	489,722,095

LIABILITIES:
Unrealized depreciation on futures contracts	1,306,225	2,329,852	769,200	9,034,458
Payable for investments purchased	1,155,335	–	–	–
Payable to adviser (Note 4)	49,472	75,226	33,565	381,452
Total liabilities	2,511,032	2,405,078	802,765	9,415,910
NET ASSETS	$64,616,480	$92,256,472	$60,635,677	$480,306,185

NET ASSETS CONSISTS OF:
Paid-in capital	$65,254,925	$61,139,088	$64,245,365	$366,345,861
Total distributable earnings/(accumulated losses)	(638,445)	31,117,384	(3,609,688)	113,960,324
Total Net Assets	$64,616,480	$92,256,472	$60,635,677	$480,306,185

Net assets	$64,616,480	$92,256,472	$60,635,677	$480,306,185
Shares issued and outstanding(a)	3,175,000	3,700,000	2,575,000	14,775,000
Net asset value per share	$20.35	$24.93	$23.55	$32.51

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2026 (Unaudited)

	Return Stacked Bonds & Futures Yield ETF (Consolidated)	Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Bonds & Merger Arbitrage ETF	Return Stacked Global Stocks & Bonds ETF
INVESTMENT INCOME:
Dividend income	$1,005,043	$1,626,962	$193,445	$2,411,672
Interest income	328,733	585,819	192,725	770,640
Total investment income	1,333,776	2,212,781	386,170	3,182,312

EXPENSES:
Investment advisory fee (Note 4)	335,261	578,785	251,641	1,179,670
Other expenses and fees	52,275	57,842	2,396	23,505
Dividend expenses	–	–	19,967	–
Total expenses	387,536	636,627	274,004	1,203,175
Expense reimbursement by Adviser (Note 4)	–	–	–	(353,901)
Net expenses	387,536	636,627	274,004	849,274
NET INVESTMENT INCOME (LOSS)	946,240	1,576,154	112,166	2,333,038

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	277,921	1,107,504	(197,881)	(358,216)
Securities sold short	–	–	72,881	–
In-kind redemptions	–	–	87,293	1,186,783
Futures contracts	13,202,227	3,288,097	(1,457,429)	(9,457,586)
Swap contracts	–	–	4,408	–
Other investments	–	–	–	–
Foreign currency transactions	18,238	(89,521)	–	–
Net realized gain (loss)	13,498,386	4,306,080	(1,490,728)	(8,629,019)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,676,578)	(3,584,130)	422,996	29,487,718
Securities sold short	–	–	454,491	–
Foreign currency translations	(146,889)	(47,119)	–	–
Futures contracts	(3,012,192)	(2,339,985)	(238,903)	(2,546,054)
Swap contracts	–	–	(40,531)	–
Net change in unrealized appreciation (depreciation)	(4,835,659)	(5,971,234)	598,053	26,941,664
Net realized and unrealized gain (loss)	8,662,727	(1,665,154)	(892,675)	18,312,645
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,608,967	$(89,000)	$(780,509)	$20,645,683

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2026 (Unaudited)

	Return Stacked International Stocks & Managed Futures ETF (Consolidated)(a)	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)	Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$495,766	$374,632	$228,935	$1,591,733
Interest income	63,416	314,611	158,853	1,351,302
Other income	–	–	–	7,339
Total investment income	559,182	689,243	387,788	2,950,374

EXPENSES:
Investment advisory fee (Note 4)	94,155	448,973	201,020	1,956,141
Other expenses and fees	22,886	82,851	15,155	220,038
Interest expense	–	–	50	–
Total expenses	117,041	531,824	216,225	2,176,179
NET INVESTMENT INCOME (LOSS)	442,141	157,419	171,563	774,195

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(70,891)	2,510,508	(2,940,132)	(882,335)
In-kind redemptions	–	–	–	53,302,243
Futures contracts	(692,788)	18,187,981	(13,334,405)	20,066,696
Foreign currency transactions	(4,863)	7,362	–	384,786
Net realized gain (loss)	(768,542)	20,705,851	(16,274,537)	72,871,390
Net change in unrealized appreciation (depreciation) on:
Investments	(268,402)	3,851,358	4,920,027	(28,547,762)
Foreign currency translations	986	(188,094)	–	(913,698)
Futures contracts	(44,628)	(4,068,673)	2,390,844	(6,084,080)
Net change in unrealized appreciation (depreciation)	(312,044)	(405,409)	7,310,871	(35,545,540)
Net realized and unrealized gain (loss)	(1,080,586)	20,300,442	(8,963,666)	37,325,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(638,445)	$20,457,861	$(8,792,103)	$38,100,045

(a)	Inception date of the Fund was May 5, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Return Stacked Bonds & Futures Yield ETF (Consolidated)		Return Stacked Bonds & Managed Futures ETF (Consolidated)
	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
OPERATIONS:
Net investment income (loss)	$946,240	$2,701,430	$1,576,154	$2,283,205
Net realized gain (loss)	13,498,386	(18,308,984)	4,306,080	5,712,891
Net change in unrealized appreciation (depreciation)	(4,835,659)	7,105,477	(5,971,234)	781,524
Net increase (decrease) in net assets resulting from operations	9,608,967	(8,502,077)	(89,000)	8,777,620

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(1,672,056)	–	(2,811,956)
Total distributions to shareholders	–	(1,672,056)	–	(2,811,956)

CAPITAL TRANSACTIONS:
Subscriptions	17,511,759	10,808,776	46,833,487	17,256,140
Redemptions	(43,947,018)	(31,282,595)	(7,239,227)	(15,112,743)
ETF transaction fees (Note 8)	12,291	21,046	10,815	15,767
Net increase (decrease) in net assets from capital transactions	(26,422,968)	(20,452,773)	39,605,075	2,159,164

NET INCREASE (DECREASE) IN NET ASSETS	(16,814,001)	(30,626,906)	39,516,075	8,124,828

NET ASSETS:
Beginning of the period	77,952,743	108,579,649	96,978,164	88,853,336
End of the period	$61,138,742	$77,952,743	$136,494,239	$96,978,164

SHARES TRANSACTIONS
Subscriptions	975,000	650,000	2,450,000	975,000
Redemptions	(2,475,000)	(1,925,000)	(375,000)	(925,000)
Total increase (decrease) in shares outstanding	(1,500,000)	(1,275,000)	2,075,000	50,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Return Stacked Bonds & Merger Arbitrage ETF		Return Stacked Global Stocks & Bonds ETF
	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
OPERATIONS:
Net investment income (loss)	$112,166	$164,705	$2,333,038	$6,352,939
Net realized gain (loss)	(1,490,728)	1,279,867	(8,629,019)	49,273,450
Net change in unrealized appreciation (depreciation)	598,053	(136,283)	26,941,664	15,291,824
Net increase (decrease) in net assets resulting from operations	(780,509)	1,308,289	20,645,683	70,918,213

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(1,054,280)	–	(14,315,409)
Total distributions to shareholders	–	(1,054,280)	–	(14,315,409)

CAPITAL TRANSACTIONS:
Subscriptions	18,824,830	48,659,605	60,512,766	384,287,525
Redemptions	(17,146,037)	(6,220,373)	(20,949,540)	(238,784,130)
ETF transaction fees (Note 8)	6,691	27,440	9,028	29,070
Net increase (decrease) in net assets from capital transactions	1,685,484	42,466,672	39,572,254	145,532,465

NET INCREASE (DECREASE) IN NET ASSETS	904,975	42,720,681	60,217,937	202,135,269

NET ASSETS:
Beginning of the period	51,755,179	9,034,498	448,960,171	246,824,902
End of the period	$52,660,154	$51,755,179	$509,178,108	$448,960,171

SHARES TRANSACTIONS
Subscriptions	900,000	2,325,000	2,050,000	13,525,000
Redemptions	(825,000)	(300,000)	(725,000)	(8,250,000)
Total increase (decrease) in shares outstanding	75,000	2,025,000	1,325,000	5,275,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Return Stacked International Stocks & Managed Futures ETF (Consolidated)	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)
	Period Ended July 31, 2026(a) (Unaudited)	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
OPERATIONS:
Net investment income (loss)	$442,141	$157,419	$768,888
Net realized gain (loss)	(768,542)	20,705,851	(9,844,387)
Net change in unrealized appreciation (depreciation)	(312,044)	(405,409)	8,110,476
Net increase (decrease) in net assets resulting from operations	(638,445)	20,457,861	(965,023)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	–	(1,943,392)
From return of capital	–	–	(1,394)
Total distributions to shareholders	–	–	(1,944,786)

CAPITAL TRANSACTIONS:
Subscriptions	65,254,925	31,393,905	14,214,303
Redemptions	–	(55,443,205)	(63,093,831)
ETF transaction fees (Note 8)	–	17,397	38,654
Net increase (decrease) in net assets from capital transactions	65,254,925	(24,031,903)	(48,840,874)

NET INCREASE (DECREASE) IN NET ASSETS	64,616,480	(3,574,042)	(51,750,683)

NET ASSETS:
Beginning of the period	–	95,830,514	147,581,197
End of the period	$64,616,480	$92,256,472	$95,830,514

SHARES TRANSACTIONS
Subscriptions	3,175,000	1,325,000	725,000
Redemptions	–	(2,400,000)	(3,250,000)
Total increase (decrease) in shares outstanding	3,175,000	(1,075,000)	(2,525,000)

(a)	Inception date of the Fund was May 5, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)		Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
	Period Ended July 31, 2026 (Unaudited)	Period Ended January 31, 2026(a)	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026
OPERATIONS:
Net investment income (loss)	$171,563	$98,465	$774,195	$1,853,577
Net realized gain (loss)	(16,274,537)	8,102,710	72,871,390	18,677,622
Net change in unrealized appreciation (depreciation)	7,310,871	(2,387,282)	(35,545,540)	27,804,005
Net increase (decrease) in net assets resulting from operations	(8,792,103)	5,813,893	38,100,045	48,335,204

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(628,706)	–	(3,564,126)
Total distributions to shareholders	–	(628,706)	–	(3,564,126)

CAPITAL TRANSACTIONS:
Subscriptions	15,317,553	57,565,053	385,208,696	62,803,559
Redemptions	(7,539,160)	(1,105,695)	(287,279,380)	(46,051,648)
ETF transaction fees (Note 8)	4,571	271	26,292	53,541
Net increase (decrease) in net assets from capital transactions	7,782,964	56,459,629	97,955,608	16,805,452

NET INCREASE (DECREASE) IN NET ASSETS	(1,009,139)	61,644,816	136,055,653	61,576,530

NET ASSETS:
Beginning of the period	61,644,816	–	344,250,532	282,674,002
End of the period	$60,635,677	$61,644,816	$480,306,185	$344,250,532

SHARES TRANSACTIONS
Subscriptions	600,000	2,325,000	12,475,000	2,375,000
Redemptions	(300,000)	(50,000)	(9,350,000)	(2,075,000)
Total increase (decrease) in shares outstanding	300,000	2,275,000	3,125,000	300,000

(a)	Inception date of the Fund was May 29, 2025.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights For a share outstanding throughout the periods presented

	Return Stacked Bonds & Futures Yield ETF
	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Period Ended January 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$15.83	$17.51	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.24	0.45	0.24
Net realized and unrealized gain (loss)(d)	1.78	(1.81)	(2.33)
Total from investment operations	2.02	(1.36)	(2.09)

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.32)	(0.41)
Total distributions	–	(0.32)	(0.41)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.00(e)	0.01
Net asset value, end of period	$17.85	$15.83	$17.51
TOTAL RETURN(f)	12.78%	(7.78)%(g)	(10.42)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$61,139	$77,953	$108,580
Ratio of expenses to average net assets(h)(i)	1.10%	0.95%	0.95%
Ratio of interest expense to average net assets(h)	–%	0.00%(j)	0.00%(j)
Ratio of brokerage commissions and other transaction costs associated with the Fund’s investments in futures contracts to average net assets(h)(i)	0.15%	–%	–%
Ratio of operational expenses to average net assets excluding interest, broker commissions and transaction expense on futures contracts(h)(i)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(h)(i)	2.68%	2.79%	2.93%
Portfolio turnover rate(f)(k)	161%	75%	32%

(a)	Inception date of the Fund was August 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Had the Adviser not reimbursed the Fund for trade errors, the total return for the period would have been -8.33%.
(h)	Annualized for periods less than one year.
(i)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(j)	Amount represents less than 0.005%.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights For a share outstanding throughout the periods presented

	Return Stacked Bonds & Managed Futures ETF
	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Year Ended January 31, 2025	Period Ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.56	$17.17	$16.90	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.25	0.46	0.51	0.44
Net realized and unrealized gain (loss)(d)	(0.11)	1.50	(0.25)	(3.15)
Total from investment operations	0.14	1.96	0.26	(2.71)

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.57)	–	(0.41)
Total distributions	–	(0.57)	–	(0.41)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.00(e)	0.01	0.02
Net asset value, end of period	$18.70	$18.56	$17.17	$16.90
TOTAL RETURN(f)	0.74%	11.54%(g)	1.60%	(13.53)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$136,494	$96,978	$88,853	$48,585
Ratio of expenses to average net assets(h)(i)	1.04%	0.95%	0.95%	0.99%
Ratio of interest expense to average net assets(h)	–%	0.00%(j)	0.00%(j)	–%
Ratio of brokerage commissions and other transaction costs associated with the Fund's investments in futures contracts to average net assets(h)(i)	0.09%	–%	–%	–%
Ratio of operational expenses to average net assets excluding interest, broker commissions and transaction expense on futures contracts (h)(i)	0.95%	0.95%	0.95%	0.99%
Ratio of net investment income to average net assets(h)(i)	2.59%	2.72%	2.93%	2.54%
Portfolio turnover rate(f)(k)	92%	88%	103%	259%

(a)	Inception date of the Fund was February 7, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Had the Adviser not reimbursed the Fund for trade errors, the total return for the period would have been 11.48%.
(h)	Annualized for periods less than one year.
(i)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(j)	Amount represents less than 0.005%.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Return Stacked Bonds & Merger Arbitrage ETF
	Period Ended July 31, 2026		Period Ended January 31,
PER SHARE DATA:	(Unaudited)	Year Ended January 31, 2026	2025(a)

Net asset value, beginning of period	$20.91	$20.08	$20.00

INVESTMENT OPERATIONS:	0.04	0.16	0.04
Net investment income (loss)(b)
Net realized and unrealized gain (loss)(c)	(0.30)	1.34	0.03
Total from investment operations	(0.26)	1.50	0.07

LESS DISTRIBUTIONS FROM:	–	(0.59)	0.00(d)
Net investment income
Net realized gains	–	(0.11)	–
Total distributions	–	(0.70)	0.00(d)

CAPITAL TRANSACTIONS:	0.00(d)	0.03	0.01
ETF transaction fees per share
Net asset value, end of period	$20.65	$20.91	$20.08
TOTAL RETURN(e)	(1.24)%	7.66%(f)	0.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$52,660	$51,755	$9,034
Ratio of expenses to average net assets(g)	1.03%	0.96%	0.95%
Ratio of tax expense to average net assets(g)	–%	0.00%(h)	–%
Ratio of brokerage commissions and other transaction costs associated with the Fund's investments in futures contracts, swaps and securities sold short to average net assets(g)	0.08%	0.01%	0.00%(h)
Ratio of operational expenses to average net assets excluding dividends, interest, broker commissions and transaction expense on futures contracts, swaps and securities sold short (g)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(g)	0.42%	0.77%	1.77%
Portfolio turnover rate(e)(i)	192%	305%	2%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Had the Adviser not reimbursed the Fund for trade errors, the total return for the period would have been 7.58%.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

		Return Stacked Global Stocks & Bonds ETF
	Period Ended July 31,	Year Ended January 31,	Year Ended January 31,	Period Ended January 31,
	2026 (Unaudited)	2026	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.83	$23.96	$21.09	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.14	0.52	0.48	0.11
Net realized and unrealized gain (loss)(d)	1.16	5.33	2.65	1.11
Total from investment operations	1.30	5.85	3.13	1.22

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.72)	(0.22)	(0.13)
Net realized gains	–	(0.26)	(0.04)	–
Total distributions	–	(0.98)	(0.26)	(0.13)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.00(e)	0.00(e)	0.00(e)
Net asset value, end of period	$30.13	$28.83	$23.96	$21.09
TOTAL RETURN(f)	4.52%	24.45%	14.88%	6.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$509,178	$448,960	$246,825	$64,838
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(g)(h)	0.51%	0.51%	0.50%	0.50%
After Investment Advisory Fees waived(g)(h)	0.36%	0.36%	0.35%	0.35%
Ratio of interest expense to average net assets(g)	–%	0.00%(i)	0.00%(i)	–%
Ratio of tax expense to average net assets(g)	–%	0.01%	–%	–%
Ratio of brokerage commissions and other transaction costs associated with the Fund's investments in futures contracts to average net assets(g)(h)	0.01%	–%	–%	–%
Ratio of operational expenses to average net assets excluding interest, broker commissions and transaction expense on futures contracts (g)(h)	0.35%(j)	0.35%	0.35%	0.35%

Ratio of net investment income to average net assets(g)(h)	0.99%	1.97%	2.06%	3.41%
Portfolio turnover rate(f)(k)	3%	39%	7%	–%

(a)	Inception date of the Fund was December 4, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Amount represents less than 0.005%.
(j)	Effective April 27, 2026, the fee waiver agreement was terminated by the Board and the Fund’s Investment Advisory Fee was reduced to 0.35%.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights For a share outstanding throughout the period presented
Return Stacked International Stocks & Managed Futures ETF
Period Ended July 31, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.22
Net realized and unrealized gain (loss)(d)	0.13
Total from investment operations	0.35

Net asset value, end of period	$20.35
TOTAL RETURN(e)	1.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,616
Ratio of expenses to average net assets(f)(g)	1.18%
Ratio of brokerage commissions and other transaction costs associated with the Fund's investments in futures contracts to average net assets(f)(g)	0.23%
Ratio of operational expenses to average net assets excluding interest, broker commissions and transaction expense on futures contracts (f)(g)	0.95%
Ratio of net investment income to average net assets(f)(g)	4.46%
Portfolio turnover rate(e)(h)	8%

(a)	Inception date of the Fund was May 5, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

(g)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Return Stacked U.S. Stocks & Futures Yield ETF
	Period Ended July 31, 2026		Period Ended January 31,
PER SHARE DATA:	(Unaudited)	Year Ended January 31, 2026	2025(a)

Net asset value, beginning of period	$20.07	$20.22	$20.00
INVESTMENT OPERATIONS:	0.04	0.13	0.14
Net investment income (loss)(b)(c)
Net realized and unrealized gain (loss)(d)	4.82	0.10	0.07
Total from investment operations	4.86	0.23	0.21

LESS DISTRIBUTIONS FROM:	–	(0.39)	–
Net investment income
Return of capital	–	0.00(e)	–
Total distributions	–	(0.39)	–

CAPITAL TRANSACTIONS:	0.00(e)	0.01	0.01
ETF transaction fees per share
Net asset value, end of period	$24.93	$20.07	$20.22
TOTAL RETURN(f)	24.24%	1.25%(g)	1.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,256	$95,831	$147,581
Ratio of expenses to average net assets(h)(i)	1.13%	0.95%	0.95%
Ratio of interest expense to average net assets(h)	–%	0.00%(j)	0.00%(j)
Ratio of brokerage commissions and other transaction costs associated with the Fund's investments in futures contracts to average net assets(h)(i)	0.18%	–%	–%
Ratio of operational expenses to average net assets excluding interest, broker commissions and transaction expense on futures contracts(h)(i)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(h)(i)	0.33%	0.67%	1.02%
Portfolio turnover rate(f)(k)	60%	83%	75%

(a)	Inception date of the Fund was May 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Had the Adviser not reimbursed the Fund for trade errors, the total return for the period would have been 1.22%.
(h)	Annualized for periods less than one year.
(i)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(j)	Amount represents less than 0.005%.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Return Stacked U.S. Stocks & Gold/Bitcoin ETF
PER SHARE DATA:	Period Ended July 31, 2026 (Unaudited)	Period Ended January 31, 2026(a)

Net asset value, beginning of period	$27.10	$20.00
INVESTMENT OPERATIONS:	0.07	0.10
Net investment income (loss)(b)(c)
Net realized and unrealized gain (loss)(d)	(3.62)	7.39
Total from investment operations	(3.55)	7.49

LESS DISTRIBUTIONS FROM:	–	(0.25)
Net investment income
Net realized gains	–	(0.14)
Total distributions	–	(0.39)

CAPITAL TRANSACTIONS:	0.00(e)	0.00(e)
ETF transaction fees per share
Net asset value, end of period	$23.55	$27.10
TOTAL RETURN(f)	(13.06)%	37.57%(g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,636	$61,645
Ratio of expenses to average net assets(h)(i)	0.70%	0.65%
Ratio of interest expense to average net assets(h)	0.00%(j)	0.00%(j)
Ratio of brokerage commissions and other transaction costs associated with the Fund's investments in futures contracts to average net assets(h)(i)	0.05%	–%
Ratio of operational expenses to average net assets excluding interest, broker commissions and transaction expense on futures contracts (h)(i)	0.65%	0.65%
Ratio of net investment income to average net assets(h)(i)	0.55%	0.58%
Portfolio turnover rate(f)(k)	137%	61%

(a)	Inception date of the Fund was May 29, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Had the Adviser not reimbursed the Fund for trade errors, the total return for the period would not have changed.
(h)	Annualized for periods less than one year.
(i)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(j)	Amount represents less than 0.005%.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights For a share outstanding throughout the periods presented
	Return Stacked U.S. Stocks & Managed Futures ETF
	Period Ended July 31, 2026 (Unaudited)	Year Ended January 31, 2026	Year Ended January 31, 2025	Period Ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$29.55	$24.91	$20.00	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.06	0.17	0.23	0.11
Net realized and unrealized gain (loss)(d)	2.90	4.79	4.69	0.06
Total from investment operations	2.96	4.96	4.92	0.17

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.08)	–	(0.12)
Net realized gains	–	(0.24)	(0.02)	(0.07)
Total distributions	–	(0.32)	(0.02)	(0.19)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.00(e)	0.01	0.02
Net asset value, end of period	$32.51	$29.55	$24.91	$20.00
TOTAL RETURN(f)	10.03%	19.94%(g)	24.65%	0.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$480,306	$344,251	$282,674	$57,999
Ratio of expenses to average net assets(h)(i)	1.06%	0.95%	0.95%	0.96%
Ratio of interest expense to average net assets(h)	–%	0.00%(j)	0.00%(j)	–%
Ratio of brokerage commissions and other transaction costs associated with the Fund's investments in futures contracts to average net assets(h)(i)	0.11%	–%	–%	–%
Ratio of operational expenses to average net assets excluding interest, broker commissions and transaction expense on futures contracts (h)(i)	0.95%	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets(h)(i)	0.38%	0.69%	0.95%	1.32%
Portfolio turnover rate(f)(k)	22%	105%	118%	19%

(a)	Inception date of the Fund was September 5, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Had the Adviser not reimbursed the Fund for trade errors, the total return for the period would have been 19.91%.
(h)	Annualized for periods less than one year.
(i)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(j)	Amount represents less than 0.005%.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Return Stacked Bonds & Futures Yield ETF (the “RSBY ETF”), the Return Stacked Bonds & Managed Futures ETF (the “RSBT ETF”), the Return Stacked Bonds & Merger Arbitrage ETF (the “RSBA ETF”), the Return Stacked Global Stocks & Bonds ETF (the “RSSB ETF”), the Return Stacked International Stocks & Managed Futures ETF (the “RSIT ETF”), the Return Stacked U.S. Stocks & Futures Yield ETF (the “RSSY ETF”), the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the “RSSX ETF”), and the Return Stacked U.S. Stocks & Managed Futures ETF (the “RSST ETF”) (each a “Fund”, and collectively, the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Newfound Research LLC (“Newfound”) and ReSolve Asset Management Inc. (“RAM”) (each a “Sub- Adviser”) serve as investment sub-adviser to the Funds. ReSolve Asset Management SEZC (Cayman) (“ReSolve” or “Futures Trading Advisor”) serves as futures trading advisor to RSBY ETF, RSBT ETF, RSIT ETF, RSSY ETF, RSSX ETF and RSST ETF and their respective Subsidiaries. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The RSBY ETF commenced operations on August 20, 2024, the RSBT ETF commenced operations on February 7, 2023, the RSBA ETF commenced operations on December 17, 2024, the RSSB ETF commenced operations on December 4, 2023, the RSIT ETF commenced operations on May 5, 2026, the RSSY ETF commenced operations on May 28, 2024, the RSSX ETF commenced operations on May 29, 2025, and the RSST ETF commenced operations on September 5, 2023.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions, respectively. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying reference asset, which may include individual stocks, baskets of securities, market indices, exchange-traded funds, or other instruments that the contract is tracking.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2026:

RSBY ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$45,674,788	$–	$–	$45,674,788
Money Market Funds	8,886,003	–	–	8,886,003
Total Investments	$54,560,791	$–	$–	$54,560,791
Assets:
Other Financial Instruments:(a)
Futures Contracts	834,199	–	–	834,199
Total Other Financial Instruments	$834,199	$–	$–	$834,199
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(1,734,156)	–	–	(1,734,156)
Total Other Financial Instruments	$(1,734,156)	$–	$–	$(1,734,156)

RSBT ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$102,036,343	$–	$–	$102,036,343
Money Market Funds	18,669,436	–	–	18,669,436
Total Investments	$120,705,779	$–	$–	$120,705,779
Assets:
Other Financial Instruments:(a)
Futures Contracts	1,897,290	–	–	1,897,290
Total Other Financial Instruments	$1,897,290	$–	$–	$1,897,290
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(2,687,391)	–	–	(2,687,391)
Total Other Financial Instruments	$(2,687,391)	$–	$–	$(2,687,391)

RSBA ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$33,331,783	$–	$–	$33,331,783
Money Market Funds	14,742,767	–	–	14,742,767
Total Investments	$48,074,550	$–	$–	$48,074,550
Liabilities:
Investments:
Common Stocks	(3,509,518)	–	–	(3,509,518)
Total Investments	$(3,509,518)	$–	$–	$(3,509,518)
Assets:
Other Financial Instruments:(a)
Total Return Swaps	–	22,925	–	22,925
Total Other Financial Instruments	$–	$22,925	$–	$22,925
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(513,853)	–	–	(513,853)
Total Return Swaps	–	(58,982)	–	(58,982)
Total Other Financial Instruments	$(513,853)	$(58,982)	$–	$(572,835)

Notes to the Financial Statements

July 31, 2026 (Unaudited)

RSSB ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$448,935,069	$–	$–	$448,935,069
Money Market Funds	50,370,575	–	–	50,370,575
Total Investments	$499,305,644	$–	$–	$499,305,644
Assets:
Other Financial Instruments:(a)
Futures Contracts	447,605	–	–	447,605
Total Other Financial Instruments	$447,605	$–	$–	$447,605
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(5,223,694)	–	–	(5,223,694)
Total Other Financial Instruments	$(5,223,694)	$–	$–	$(5,223,694)

RSIT ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$48,192,962	$–	$–	$48,192,962
Money Market Funds	8,344,971	–	–	8,344,971
Total Investments	$56,537,933	$–	$–	$56,537,933
Assets:
Other Financial Instruments:(a)
Futures Contracts	1,261,597	–	–	1,261,597
Total Other Financial Instruments	$1,261,597	$–	$–	$1,261,597
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(1,306,225)	–	–	(1,306,225)
Total Other Financial Instruments	$(1,306,225)	$–	$–	$(1,306,225)

Notes to the Financial Statements

July 31, 2026 (Unaudited)

RSSY ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$69,978,595	$–	$–	$69,978,595
Money Market Funds	14,508,243	–	–	14,508,243
Total Investments	$84,486,838	$–	$–	$84,486,838
Assets:
Other Financial Instruments:(a)
Futures Contracts	1,248,431	–	–	1,248,431
Total Other Financial Instruments	$1,248,431	$–	$–	$1,248,431
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(2,329,852)	–	–	(2,329,852)
Total Other Financial Instruments	$(2,329,852)	$–	$–	$(2,329,852)

RSSX ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$48,556,662	$–	$–	$48,556,662
Money Market Funds	4,710,429	–	–	4,710,429
Total Investments	$53,267,091	$–	$–	$53,267,091
Assets:
Other Financial Instruments:(a)
Futures Contracts	165,934	–	–	165,934
Total Other Financial Instruments	$165,934	$–	$–	$165,934
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(769,200)	–	–	(769,200)
Total Other Financial Instruments	$(769,200)	$–	$–	$(769,200)

RSST ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$358,425,523	$–	$–	$358,425,523
Money Market Funds	54,893,767	–	–	54,893,767
Total Investments	$413,319,290	$–	$–	$413,319,290
Assets:
Other Financial Instruments:(a)
Futures Contracts	8,569,492	–	–	8,569,492
Total Other Financial Instruments	$8,569,492	$–	$–	$8,569,492
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(9,034,458)	–	–	(9,034,458)
Total Other Financial Instruments	$(9,034,458)	$–	$–	$(9,034,458)

(a)	The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Derivative Instruments - The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Fund’s average net notional value of futures contracts outstanding during the period ended July 31, 2026 was:

Fund	Instrument	Average Notional Amount
RSBY ETF	Long Futures Contracts	$ 168,404,697
	Short Futures Contracts	78,959,568

RSBT ETF	Long Futures Contracts	158,254,547
	Short Futures Contracts	212,432,287

RSBA ETF	Long Futures Contracts	53,092,950

RSSB ETF	Long Futures Contracts	522,241,989

RSIT ETF	Long Futures Contracts	65,810,933
	Short Futures Contracts	150,700,610

RSSY ETF	Long Futures Contracts	202,454,810
	Short Futures Contracts	95,858,331

RSSX ETF	Long Futures Contracts	74,844,999

RSST ETF	Long Futures Contracts	592,894,897
	Short Futures Contracts	803,187,277

Notes to the Financial Statements

July 31, 2026 (Unaudited)

All Funds may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. During the period, only RSBA ETF entered into total return swaps contracts. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Fund to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

The RSBA ETF’s average net notional value of total return swap contracts during the period ended July 31, 2026 was $4,881,157.

Statements of Assets and Liabilities

Fair value of derivative instruments as of July 31, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Balance Sheet Location:

	Futures Contracts	Unrealized appreciation	Unrealized depreciation
		on futures contracts	on futures contracts
RSBY ETF	Commodities Risk	$597,579	$495,122
	Equities Risk	90,805	273,200
	Foreign Exchange Currencies Risk	145,815	218,080
	Interest Rate Risk	–	747,754

	Totals	$834,199	$1,734,156

RSBT ETF	Commodities Risk	$397,813	$174,148
	Equities Risk	651,324	521,071
	Foreign Exchange Currencies Risk	29,916	1,963,578
	Interest Rate Risk	818,237	28,594

	Totals	$1,897,290	$2,687,391

Notes to the Financial Statements

July 31, 2026 (Unaudited)

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Balance Sheet Location:

	Futures Contracts	Unrealized appreciation	Unrealized depreciation
		on futures contracts	on futures contracts
RSBA ETF	Commodities Risk	–	$–
	Equities Risk	$–	–
	Foreign Exchange Currencies Risk	–	–
	Interest Rate Risk	–	513,853

	Totals	$–	$513,853

RSSB ETF	Commodities Risk	$–	$–
	Equities Risk	447,605	–
	Foreign Exchange Currencies Risk	–	–
	Interest Rate Risk	–	5,223,694

	Totals	$447,605	$5,223,694

RSIT ETF	Commodities Risk	$204,123	$75,061
	Equities Risk	450,688	287,690
	Foreign Exchange Currencies Risk	23,440	943,474
	Interest Rate Risk	583,346	–

	Totals	$1,261,597	$1,306,225

RSSY ETF	Commodities Risk	$883,348	$749,725
	Equities Risk	161,074	423,998
	Foreign Exchange Currencies Risk	204,009	332,799
	Interest Rate Risk	–	823,330

	Totals	$1,248,431	$2,329,852

RSSX ETF	Commodities Risk	$–	$278,665
	Equities Risk	165,934	–
	Foreign Exchange Currencies Risk	–	490,535
	Interest Rate Risk	–	–

	Totals	$165,934	$769,200

Notes to the Financial Statements

July 31, 2026 (Unaudited)

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Balance Sheet Location:

	Futures Contracts	Unrealized appreciation	Unrealized depreciation
		on futures contracts	on futures contracts

RSST ETF	Commodities Risk	$1,412,456	$595,645
	Equities Risk	3,284,023	1,676,838
	Foreign Exchange Currencies Risk	100,343	6,761,975
	Interest Rate Risk	3,772,670	–

	Totals	$8,569,492	$9,034,458

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet	Instrument:	Balance Sheet
		Location:		Location:
	Equity Risk		Equity Risk
		Unrealized		Unrealized
		appreciation on swap		depreciation on swap
		contracts		contracts

RSBA ETF	Total Return Swaps	$22,925	Total Return Swaps	$58,982

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2026:

	Realized		Change in Unrealized
Fund:	Instrument:		Instrument:	Location:
Location:
	Futures Contracts		Futures Contracts	Net change in unrealized
		Net realized gain (loss)		appreciation
		from futures contracts		(depreciation)
on futures contracts
RSBY ETF	Commodities Risk	$ 13,116,034		$ (1,194,254)
	Equities Risk	(888,664)		(254,777)
	Foreign Exchange Currencies Risk	2,379,760		(1,615,791)
	Interest Rate Risk	(1,404,903)		52,630

	Totals	$ 13,202,227		$ (3,012,192)

Notes to the Financial Statements

July 31, 2026 (Unaudited)

	Realized		Change in Unrealized
Fund:	Instrument:		Instrument:	Location:
		Location:
	Futures Contracts		Futures Contracts	Net change in unrealized
		Net realized gain (loss)		appreciation
		from futures contracts		(depreciation)
				on futures contracts

RSBT ETF	Commodities Risk	$ 730,236		$ 382,181
	Equities Risk	3,417,398		(1,191,069)
	Foreign Exchange
	Currencies Risk	57,698		(2,707,785)
	Interest Rate Risk	(917,235)		1,176,688

	Totals	$ 3,288,097		$ (2,339,985)

RSBA ETF	Commodities Risk	$ –		$ –
	Equities Risk	–		–
	Foreign Exchange
	Currencies Risk	–		–
	Interest Rate Risk	(1,457,429)		(238,903)

	Totals	$(1,457,429)		$ (238,903)

RSSB ETF	Commodities Risk	$ –		$ –
	Equities Risk	2,515,935		445,845
	Foreign Exchange
	Currencies Risk	–		–
	Interest Rate Risk	(11,973,521)		(2,991,899)

	Totals	$ (9,457,586)		$ (2,546,054)

RSIT ETF	Commodities Risk	$ (664,402)		$ 129,062
	Equities Risk	(12,019)		162,997
	Foreign Exchange
	Currencies Risk	(19,329)		(920,033)
	Interest Rate Risk	2,962		583,346

	Totals	$ (692,788)		$ (44,628)

RSSY ETF	Commodities Risk	$ 15,719,127		$ (1,347,160)
	Equities Risk	736,351		(443,104)
	Foreign Exchange
	Currencies Risk	2,579,029		(1,997,864)
	Interest Rate Risk	(846,526)		(280,545)

	Totals	$ 18,187,981		$ (4,068,673)

Notes to the Financial Statements

July 31, 2026 (Unaudited)

	Realized		Change in Unrealized
Fund:	Instrument:	Location:	Instrument:	Location:

	Futures Contracts		Futures Contracts	Net change in unrealized
		Net realized gain (loss)		appreciation
		from futures contracts		(depreciation)
RSSX ETF	Commodities Risk			on futures contracts
		$(9,711,167)		$2,106,144
	Equities Risk	1,015,546		109,936
	Foreign Exchange
	Currencies Risk	(4,638,784)		174,764
	Interest Rate Risk	–		–

	Totals	$ (13,334,405)		$ 2,390,844

RSST ETF	Commodities Risk	$441,288		$1,854,238
	Equities Risk	17,603,628		(2,897,634)
	Foreign Exchange
	Currencies Risk	528,605		(9,346,500)
	Interest Rate Risk	1,493,175		4,305,816

	Totals	$ 20,066,696		$ (6,084,080)

	Realized		Change in Unrealized
Fund:	Instrument:		Instrument:	Location:
Location:
	Equity Risk		Equity Risk	Net change in unrealized
		Net realized gain (loss)		appreciation
		from swap contracts		(depreciation)
on swap contracts
RSBA ETF	Total Return Swaps	$4,408	Total Return Swaps	$(40,531)

The total return swap contracts are subject to master netting agreements, which are agreements between RSBA ETF and its swap counterparty that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.

Under the master netting agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master netting agreements with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of master netting agreements.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

The following table presents the RSBA ETF’s gross derivative assets and liabilities of Total Return Swap Contracts by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the RSBA ETF as of July 31, 2026.

Description	Counterparty	Gross Amounts (Unrealized Appreciation/ (Depreciation))	Gross amounts offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
	Marex Capital Markets, Inc.	$22,925	$–	$22,925	$(22,925)	$–	$–
Liabilities
	Marex Capital Markets, Inc.	$(58,982)	$–	$(58,982)	$22,925	$–	$(36,057)

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one- year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Futures Contracts - The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign Government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to -market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering their obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended July 31, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with Phillip Capital, Inc. acting as the futures commission merchant.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Basis for Consolidation for the Funds - The RSBY ETF, RSBT ETF, RSIT ETF, RSSY ETF, RSSX ETF, and RSST ETF invest in the Return Stacked RSBY Cayman Subsidiary (“RSBY CFC”), Return Stacked Cayman Subsidiary (“RSBT CFC”), Return Stacked RSIT Cayman Subsidiary (“RSIT CFC”), Return Stacked RSSY Cayman Subsidiary (“RSSY CFC”), Return Stacked RSSX Cayman Subsidiary (“RSSX CFC”), and Return Stacked RSST Cayman Subsidiary (“RSST CFC”), respectively (collectively, the “Subsidiaries”). Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Funds, the Subsidiaries may invest without limitation in futures contracts; however, the Subsidiaries will comply with the same 1940 Act requirements that are applicable to the Funds’ transactions in derivatives. In addition, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Funds. Unlike the Funds, the Subsidiaries will not seek to qualify as RICs under the Code. The Funds are the sole investor in their respective Subsidiaries and do not expect the shares of the Subsidiaries to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Funds and their Subsidiaries.

Each Fund’s investment in its subsidiary as of July 31, 2026 was as follows:

Fund	Subsidiary	Net Assets	Percentage of Net Assets
RSBY ETF	RSBY CFC	$2,462,448	4.0%
RSBT ETF	RSBT CFC	$1,893,688	1.4%
RSIT ETF	RSIT CFC	$1,002,704	1.6%
RSSY ETF	RSSY CFC	$3,756,327	4.1%
RSSX ETF	RSSX CFC	$10,500,473	17.3%
RSST ETF	RSST CFC	$6,903,822	1.4%

Derivatives Transactions - Pursuant to Rule 18f -4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f- 4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Deposits at Broker for Futures - Deposits at broker for futures represent amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations ("SIPC") or Federal Deposit Insurance Corporation ("FDIC") limitations.

Short Sales – The RSBA ETF may make short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The RSBA ETF may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the RSBA ETF to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the RSBA ETF. The RSBA ETF’s investment performance may also suffer if the RSBA ETF is required to close out a short position earlier than it had intended. The RSBA ETF must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The RSBA ETF will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the RSBA ETFs need for immediate cash or other liquidity. In addition, the RSBA ETF may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the RSBA ETF’s open short positions. These types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the RSBA ETF to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the RSBA ETF.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (“Cboe BZX”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Bitcoin Investment Risks (RSSX ETF Only). The Fund’s indirect investment in bitcoin, through investment in bitcoin futures, swaps and/or bitcoin Underlying Funds, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off -chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

The Fund’s strategy may be harmed to the extent bitcoin is viewed less as a risk asset, and more as, like gold, a safe haven asset, resulting in the two assets having a much higher correlation and a less stable investment trajectory for the Fund.

●	Digital Assets Risk. Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

●	Digital Asset Markets Risk. The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

●	Blockchain Technology Risk. Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

Bond Risks (All Funds) . The Funds will be subject to bond and fixed income risks through their investments in U.S. Treasury securities, broad- based bond ETFs, U.S. Treasury and fixed income futures contracts, as well as swaps. Changes in interest rates generally will cause the value of fixed- income and bond instruments held by the Funds (or underlying ETFs) to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Funds (or underlying ETFs) may invest in short-term securities that, when interest rates decline, affect the Funds’ (or underlying ETFs’) yields as these securities mature or are sold and the Funds (or underlying ETFs) purchase new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Cayman Subsidiary Risk (RSBY ETF, RSBT ETF, RSIT ETF, RSSY ETF, RSSX ETF and RSST ETF Only). By investing in the Subsidiary, the Funds are indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Funds. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Funds and/or the Subsidiary to continue their current operations and could adversely affect the Funds. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Funds’ shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which each Fund is subject, such as tax risks, commodity related risks, and market and data risks.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Derivatives Risk (All Funds) . Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Futures Contracts (All Funds). Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Funds to make daily cash payments to maintain their required margins, particularly at times when the Funds may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

●	Options Contracts (RSBA ETF Only). The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political and economic events, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract.

●	Swap Agreements (All Funds). Swap agreements involve the risk that the parties with whom the Funds have entered into swaps will default on their obligations to pay the Funds. Additionally, certain unexpected market events or significant adverse market movements could result in the Funds not holding enough assets to be able to meet their obligations under the agreements. Such occurrences may negatively impact the Funds’ ability to implement their principal investment strategies and could result in losses to the Funds.

Equity Market Risk (All Funds). By virtue of the Funds’ investments in or exposure to equity securities, the Funds are subject to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Gold Investment Risks (RSSX ETF Only). The Fund will not invest directly in gold but will gain exposure through gold futures and/or swap contracts and gold Underlying Funds. These investments are subject to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Numerous factors can influence the price of gold, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

Market Capitalization Risk (RSBA ETF, RSIT ETF, RSSY ETF, RSSX ETF and RSST ETF Only).

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Underlying Exchange Traded Funds (“ETFs”) Risks (All Funds). The Funds will incur higher and duplicative expenses because they invest in other ETFs (e.g., Global equity ETFs). There is also the risk that the Funds may suffer losses due to the investment practices of the underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the underlying ETFs. Additionally, underlying ETFs are also subject to the “ETF Risks” described in the above Funds’ prospectuses.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as adviser to the Subsidiaries and is not entitled to any compensation under the Subsidiary Advisory Agreements.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
RSBY ETF	0.95%
RSBT ETF	0.95%
RSBA ETF	0.95%
RSSB ETF(a)	0.35%
RSIT ETF	0.95%
RSSY ETF	0.95%
RSSX ETF	0.65%
RSST ETF	0.95%

(a) Prior to April 27, 2026, the Adviser had contractually agreed to waive its Investment Advisory Fee for the RSSB ETF to 0.35% of the Fund’s average daily net assets. Effective April 27, 2026, the fee waiver agreement was terminated by the Board and the Fund’s Investment Advisory Fee was reduced to 0.35%. Any Investment Advisory Fees waived with respect to the RSSB ETF are not subject to reimbursement to the Adviser by the Fund. Investment Advisory Fees for the period ended July 31, 2026 are disclosed in the Statements of Operations.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or requires each Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended July 31, 2026 are disclosed in the Statements of Operations.

ReSolve serves as the futures trading advisor to RSBY ETF, RSBT ETF, RSIT ETF, RSSY ETF, RSSX ETF, RSST ETF and each Subsidiary, pursuant to a trading advisory agreement (the “Trading Advisory Agreement”) between the Adviser and the Futures Trading Advisor.

Pursuant to the Trading Advisory Agreement, the Futures Trading Advisor is responsible for the day-to-day management of the respective Funds' commodities portfolio, including recommending commodities investments to be purchased and sold by the respective Funds, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the respective Funds' average daily net assets.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

The Futures Trading Advisor also serves as the futures trading advisor to each of the Subsidiaries, respectively, organized under the laws of the Cayman Islands as an exempted company, pursuant to trading advisory agreements between the Adviser and the Futures Trading Advisor (the “Subsidiary Trading Advisory Agreements”). Under the Subsidiary Trading Advisory Agreements, the Futures Trading Advisor is responsible for the day-to-day management of each Subsidiary’s commodities portfolio, including making recommendations about the commodities investments to be purchased and sold by each Subsidiary, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is not paid an additional fee under the Subsidiary Trading Advisory Agreements.

Newfound serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and Newfound with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, Newfound is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. Newfound is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund's average daily net assets (the “Sub-Advisory Fee”). Newfound and ReSolve have agreed to assume the Adviser’s obligation to pay a portion of expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser and ReSolve a corresponding share of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliated of the Adviser.

RAM serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and RAM with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, RAM is responsible for trade execution of portfolio securities and financial instruments for each Fund, including selecting broker-dealers to execute purchase and sale transactions, except for the RSBA ETF where RAM is responsible for the trade execution of financial instruments and selection of broker-dealers specifically related to the Bond Strategy, subject to the supervision of the Adviser and the Board. For its services as investment sub-adviser, RAM is entitled to receive a fee from the Adviser, which the fee is calculated daily and payable monthly, at an annual rate of 0.04% (RSBY ETF, RSBT ETF, RSSB ETF, RSIT ETF, RSSY ETF and RSST ETF) and 0.05% (RSBA ETF and RSSX ETF) of each Fund's average daily net assets (the “Sub-Advisory Fee”). RAM serves as a non-discretionary investment sub-adviser to the Funds, pursuant to a sub -advisory agreement between the Adviser and RAM (the “RAM Sub- Advisory Agreement”). RAM also serves as a non- discretionary investment sub- adviser to their Subsidiaries, pursuant to sub-advisory agreements, each between the Adviser and RAM (the “RAM Subsidiary Sub-Advisory Agreement”). RAM does not receive additional compensation for services to any Subsidiary.

Tidal serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund- related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. Prior to April 1, 2026, Fund Services also served as the Funds' sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023 -07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated its business activities and determined that it operates as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate their reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
RSBY ETF	$87,725,133	$79,301,259
RSBT ETF	130,809,698	76,623,289
RSBA ETF	75,908,919	78,276,290
RSSB ETF	12,644,997	14,159,341
RSIT ETF	4,951,584	3,116,914
RSSY ETF	43,982,560	51,648,115
RSSX ETF	68,257,159	77,178,574
RSST ETF	403,830,693	69,489,477

For the period ended July 31, 2026, there were no purchases or sales of long-term U.S. government securities.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

For the period ended July 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
RSBY ETF	$-	$-
RSBT ETF	-	-
RSBA ETF	10,905,967	9,102,129
RSSB ETF	23,177,146	9,478,504
RSIT ETF	46,697,976	-
RSSY ETF	-	-
RSSX ETF	-	-
RSST ETF	1,076,533	269,111,892

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended July 31, 2026 and the prior fiscal period ended January 31, 2026 were as follows:

Distributions paid from:	July 31, 2026	January 31, 2026
RSBY ETF
Ordinary Income	$–		$1,672,056
RSBT ETF
Ordinary Income	$–		$2,811,956
RSBA ETF
Ordinary Income	$–		$960,914
Long-Term Capital Gains	–		93,366
RSSB ETF
Ordinary Income	$–		$10,446,709
Long-Term Capital Gains	–		3,868,700
RSIT ETF
Ordinary Income	$–	$	N/A
RSSY ETF
Ordinary Income	$–		$1,943,392
Return of Capital	–		1,394
RSSX ETF
Ordinary Income	$–		$397,426
Long-Term Capital Gains	–		231,280
RSST ETF
Ordinary Income	$–		$915,484
Long-Term Capital Gains	–		2,648,642

Notes to the Financial Statements

July 31, 2026 (Unaudited)

As of the most recent fiscal period ended January 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RSBY ETF	RSBT ETF	RSBA ETF
Cost of Investments(a)	$65,569,278	$85,488,905	$48,243,235
Gross tax unrealized appreciation	1,530,519	1,897,336	422,321
Gross tax unrealized depreciation	(1,687,836)	(508,145)	(278,590)

Net tax unrealized appreciation (depreciation)	(157,317)	1,389,191	143,731
Undistributed ordinary income (loss)	36,390	8,660,898	152,746

Undistributed long-term capital gain (loss)	–	–	–
Other accumulated gain (loss)	(3,798,964)	(6,895,722)	–

Total distributable earnings/(accumulated losses)	$(3,919,891)	$3,154,367	$296,477

	RSSB ETF	RSSY ETF	RSSX ETF
Cost of Investments(a)	$399,853,078	$66,252,516	$60,007,710
Gross tax unrealized appreciation	33,346,508	16,504,206	1,904,809
Gross tax unrealized depreciation	(364,299)	(216,695)	(1,363,098)

Net tax unrealized appreciation (depreciation)	32,982,209	16,287,511	541,711
Undistributed ordinary income (loss)	–	–	4,515,352

Undistributed long-term capital gain (loss)	–	–	125,352
Other accumulated gain (loss)	(2,949,180)	(5,627,988)	–

Total distributable earnings/(accumulated losses)	$30,033,029	$10,659,523	$5,182,415

RSST ETF
Cost of Investments(a)	$259,069,742
Gross tax unrealized appreciation	56,027,576
Gross tax unrealized depreciation	(4,275,805)
Net tax unrealized appreciation (depreciation)	51,751,771
Undistributed ordinary income (loss)	29,468,239
Undistributed long-term capital gain (loss)	–
Other accumulated gain (loss)	(5,359,731)
Total distributable earnings/(accumulated losses)	$75,860,279

(a) The difference between book and tax- basis cost of investments was attributable primarily to the treatment of wash sales and mark-to-market treatment of futures contracts.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended January 31, 2026, the RSBY ETF, RSBT ETF, RSBA ETF, RSSX ETF and RSST ETF had not elected to defer any post-October or late-year losses. As of the most recent fiscal period ended January 31, 2026, the RSSB ETF had elected to defer $2,949,180 of post-October losses. As of the most recent fiscal period ended January 31, 2026, the RSSY ETF had elected to defer $39,046 of late-year losses.

As of the prior fiscal period ended January 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
RSBY ETF	$3,798,964	$–
RSBT ETF	2,366,721	4,529,001
RSBA ETF	–	–
RSSB ETF	–	–
RSIT ETF	N/A	N/A
RSSY ETF	5,588,942	–
RSSX ETF	–	–
RSST ETF	3,048,464	2,311,267

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to the Financial Statements

July 31, 2026 (Unaudited)

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' consolidated financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 12, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each New Fund;
●	the amended Advisory Agreement (the Return Stacked Advisory Agreement”) between the Adviser and the Trust on behalf of the Return Stacked ETFs
●	the Amended Investment Sub-Advisory Agreement (the “ReSolve Cayman Sub-Advisory Agreement” between the Adviser and ReSolve Asset Management SEZC (Cayman) on behalf of the Return Stacked ETFs;
●	the Amended Futures Trading Agreement (the “Futures Trading Agreement” between the Adviser and ReSolve Asset Management SEZC (Cayman) on behalf of the Return Stacked ETFs
●	the Subsidiary Investment Sub-Advisory Agreements (the “ReSolve Subsidiary Sub-Advisory Agreements” between the Adviser and ReSolve Asset Management SEZC (Cayman) on behalf of the Return Stacked Subsidiaries;
●	the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” between the Adviser and ReSolve Asset Management Inc. (“RAM”) on behalf of the Return Stacked ETFs.

●	the Subsidiary Investment Sub-Advisory Agreements (the “RAM Subsidiary Sub-Advisory Agreement” between the Adviser and ReSolve Asset Management Inc. (“RAM”) on behalf of the Return Stacked Subsidiaries

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser (and the Sub-Advisers with respect to the Return Stacked ETFs); (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds (and the Sub-Advisers with respect to the Return Stacked ETFs), including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser (and the Sub-Advisers with respect to the Return Stacked ETFs), and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 12, 2026. Among other things, the Adviser (and the Sub-Advisers with respect to the Return Stacked ETFs), provided responses to a detailed series of questions, which included information about the Adviser’s, (and the Sub-Advisers with respect to the Return Stacked ETFs), operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, (and the Sub-Advisers with respect to the Return Stacked ETFs), oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided.

The Trustees considered the scope of services to be provided under the Advisory Agreements and the Sub-Advisory Agreements with respect to the Return Stacked ETFs. In considering the nature, extent and quality of the services to be provided by the Adviser, and the Sub-Advisers with respect to the Return Stacked ETFs, the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and the Sub-Advisers with respect to the Return Stacked ETFs, working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, and the Sub-Advisers with respect to the Return Stacked ETFs such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, and the Sub-Advisers with respect to the Return Stacked ETFs, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the New Funds had not yet commenced operations and that therefore there was no prior performance to review. The Board considered that the Return Stacked ETFs were relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser.

The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the New Funds are new, it was difficult to estimate the profitability of each New Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board did note that neither the Adviser nor the Sub-Advisers receive any additional compensation for serving as investment adviser and sub-adviser, respectively, to the Return Staked Cayman Subsidiaries with respect to the Return Stacked ETFs.

The Board noted that because the New Funds are new, it also was difficult to estimate whether the New Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fees paid to the Sub-Advisers for their services, with respect to the Return Stacked ETFs. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that Newfound Research LLC and ReSolve Asset Management SEZC (Cayman),were acting as sponsors to the Return Stacked Funds and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser, with respect to the Return Stacked ETFs. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from relationships with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement, and the Sub-Advisory Agreements with respect to the Return Stacked ETF, is fair and reasonable; (b) concluded that each of the Adviser’s, (and the Sub-Advisers with respect to the Return Stacked ETF), fees are reasonable in light of the services that the Adviser, (and the Sub-Advisers with respect to the Return Stacked ETF), will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

For the below Fund:

Return Stacked® International Stocks & Managed Futures ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 15, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each New Fund;

●	the Investment Advisory Cayman Subsidiary Agreement (the “Advisory cayman Subsidiary Agreement”) between the Adviser and the Trust, on behalf of the Return Stacked RSIT Cayman Subsidiary;

●	the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” between the Adviser and Newfound Research LLC (“Newfound”) on behalf of the Return Stacked ETF.

●	the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” between the Adviser and ReSolve Asset Management Inc. (“RAM”) on behalf of the Return Stacked ETF.

●	the Subsidiary Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and ReSolve Asset Management Inc. (“RAM”) on behalf of the Return Stacked ETF.

●	The Futures Subsidiary Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and ReSolve Asset Management SEZC (Cayman) (“ReSolve”) on behalf of the Return Stacked ETF.

●	the Futures Trading Sub-Advisory Agreement (the “Sub-Advisory Agreement” between the Adviser and ReSolve Asset Management SEZC (Cayman) (“ReSolve”) on behalf of the Return Stacked ETF.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser (and the Sub-Advisers with respect to the Return Stacked ETF); (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds (and the Sub-Advisers with respect to the Return Stacked ETF), including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser (and the Sub-Advisers with respect to the Return Stacked ETF), and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 15, 2026. Among other things, the Adviser (and the Sub-Advisers with respect to the Return Stacked ETF), provided responses to a detailed series of questions, which included information about the Adviser’s, (and the Sub-Advisers with respect to the Return Stacked ETF), operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, (and the Sub-Advisers with respect to the Return Stacked ETF), oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and the Sub-Advisory Agreements with respect to the Return Stacked ETF. In considering the nature, extent and quality of the services to be provided by the Adviser, and the Sub-Advisers with respect to the Return Stacked ETF, the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and the Sub-Advisers with respect to the Return Stacked ETF, working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, and the Sub-Advisers with respect to the Return Stacked ETF such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, and the Sub-Advisers with respect to the Return Stacked ETF, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the New Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the New Funds are new, it was difficult to estimate the profitability of each New Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board did note that neither the Adviser nor the Sub-Advisers receive any additional compensation for serving as investment adviser and sub-adviser, respectively, to the Return Stacked Cayman Subsidiaries with respect to the Return Stacked ETFs.

The Board noted that because the New Funds are new, it also was difficult to estimate whether the New Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fees paid to the Sub-Advisers for their services, with respect to the Return Stacked ETF. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that the Adviser, Newfound Research LLC and ReSolve Asset Management SEZC (Cayman),were acting as sponsors to the Return Stacked Fund. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered. The Board also considered that the sub-advisory fees paid to the Sub-Advisers (with respect to the Return Stacked ETF) are paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the applicable Sub-Adviser (with respect to the Return Stacked ETF). For these reasons, the Trustees determined that the profitability to the Sub-Advisers from relationships with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement, and the Sub-Advisory Agreements with respect to the Return Stacked ETF, is fair and reasonable; (b) concluded that each of the Adviser’s, (and the Sub-Advisers with respect to the Return Stacked ETF), fees are reasonable in light of the services that the Adviser, (and the Sub-Advisers with respect to the Return Stacked ETF), will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2026

* Print the name and title of each signing officer under his or her signature.